Financial Assets at Amortized Cost (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets at Amortized Cost [Abstract]
Schedule of Financial Assets at Amortized Cost
Items	June 30, 2024	December 31, 2023
Current items:
Time deposits	$20,893,821	$27,827,915

Non-current items:
Time deposits	$13,643,000	$13,643,000

Schedule of Profit or Loss in Relation to Financial Assets at Amortized Cost	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:
	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest income	$392,456	$162,919